NT EMERGING MARKETS FUND
American Century World Mutual Funds, Inc.

Prospectus Supplement
NT Emerging Markets Fund

Supplement dated January 1, 2014 ¡ Prospectus dated July 26, 2013

The following row is added to the bottom of the Average Annual Total Returns table of the Fund Performance section.

For the calendar year ended December 31, 2012	1 year	5 year	Since Inception	Inception Date
MSCI Emerging Markets Index1 (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	18.22%	-0.92%	5.91%	04/30/2006

1
Effective January 1, 2014, the fund’s benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund’s investment process did not change.

Average Annual Total Returns		1 year	5 year	Since Inception	Inception Date
NT EMERGING MARKETS FUND MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	[1]	18.22%	(0.92%)	5.91%	Apr. 30, 2006
[1]	Effective January 1, 2014, the fund's benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund's investment process did not change.